Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	Amendment.
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	75-1974352
Entity Address Address Line 1	8880 Rio San Diego Drive, Ste. 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Local Phone Number	869-2986